Cover	Jan. 21, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 21, 2022
Entity File Number	000-30264
Entity Registrant Name	NETWORK CN INC.
Entity Central Index Key	0000934796
Entity Tax Identification Number	90-0370486
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	Unit 802B-803, 8/F, Tower 2
Entity Address, Address Line Two	South Seas Centre, 75 Mody Road, TST
Entity Address, City or Town	Kowloon
Entity Address, Country	HK
Entity Address, Postal Zip Code	00000
City Area Code	852
Local Phone Number	9625 0097
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	NWCN
Security Exchange Name	NONE
Entity Emerging Growth Company	false